Financial Instruments - Inception Gains And Losses (Details) - Impacts of the PPA Contract Amendments - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortized net gain (loss) at beginning of year	$ 3	$ (213)	$ (131)
New inception loss	31	47	(37)
Change resulting from amended contract	0	190	0
Change in foreign exchange rates	(3)	6	(10)
Amortization recorded in net earnings during the year	(20)	(27)	(35)
Unamortized net gain (loss) at end of year	$ 11	$ 3	$ (213)